SHARE OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2014
Tranche 3 [Member]
Exercise price (USD)	$ 5.30	[1]
Average risk-free interest rate	2.51%	[1]
Expected option life (year)	2 years 8 months 12 days	[1]
Volatility rate	78.17%	[1]
Dividend yield	0.00%	[1]
Tranche 4 [Member]
Exercise price (USD)	$ 6.64
Average risk-free interest rate	3.73%
Expected option life (year)	2 years 10 months 24 days
Volatility rate	77.27%
Dividend yield	0.00%
Tranche 5 [Member]
Exercise price (USD)	$ 12.23
Average risk-free interest rate	1.66%
Expected option life (year)	3 years
Volatility rate	92.81%
Dividend yield	0.00%
Tranche 6 [Member]
Exercise price (USD)	$ 10.84
Average risk-free interest rate	1.03%
Expected option life (year)	3 years
Volatility rate	88.03%
Dividend yield	0.00%
Tranche 7 [Member]
Exercise price (USD)	$ 2.55
Average risk-free interest rate	0.40%
Expected option life (year)	3 years
Volatility rate	90.30%
Dividend yield	0.00%
Tranche 8 [Member]
Exercise price (USD)	$ 1.44
Average risk-free interest rate	0.37%
Expected option life (year)	3 years
Volatility rate	81.98%
Dividend yield	0.00%
Tranche 9 [Member]
Exercise price (USD)	$ 1.27
Average risk-free interest rate	0.76%
Expected option life (year)	3 years
Volatility rate	79.20%
Dividend yield	0.00%

[1]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.